UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08003

                       Advantage Advisers Troon Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                       [ADVANTAGE ADVISERS LOGO]




                               Advantage Advisers
                               Troon Fund, L.L.C.

                              Financial Statements
                           with Report of Independent
                        Registered Public Accounting Firm

                      For the Year Ended December 31, 2005

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.
                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2005






                                    CONTENTS




Report of Independent Registered Public Accounting Firm ...................   1

Statement of Assets, Liabilities and Members' Capital .....................   2

Schedule of Portfolio Investments .........................................   3

Schedule of Securities Sold, Not Yet Purchased ............................   8

Statement of Operations ...................................................   9

Statements of Changes in Members' Capital .................................  10

Notes to Financial Statements .............................................  11

Supplemental Information (Unaudited) ......................................  19

[ERNST & YOUNG LOGO]  [_] Ernst & Young LLP            [_] Phone: (212) 773-3000
                          5 Times Square                   www.ey.com
                          New York, New York 10036-6530

            Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Advantage Advisers Troon Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Troon Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Troon Fund, L.L.C. at December 31, 2005, and the results of its operations for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                               /s/ Ernst & Young
New York, New York
February 3, 2006



                    A Member Practice of Ernst & Young Global

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2005


ASSETS
Investments in securities, at market value (cost - $70,783,564)                                                         $ 96,321,503
Cash and cash equivalents                                                                                                     16,230
Due from broker                                                                                                           59,270,825
Receivable for investment securities sold                                                                                  5,089,305
Interest receivable                                                                                                          107,291
Dividends receivable (net of foreign withholding tax of $81)                                                                  84,270
Other assets                                                                                                                  46,422
                                                                                                                        ------------
    TOTAL ASSETS                                                                                                         160,935,846
                                                                                                                        ------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $62,060,212)                                              61,198,409
Withdrawals payable                                                                                                       36,326,648
Payable for investment securities purchased                                                                                5,220,976
Dividends payable on securities sold, not yet purchased                                                                      137,230
Administration fees payable                                                                                                   78,995
Accounting and investor services fees payable                                                                                 59,060
Accrued expenses                                                                                                             146,437
                                                                                                                        ------------
    TOTAL LIABILITIES                                                                                                    103,167,755
                                                                                                                        ------------

      NET ASSETS                                                                                                        $ 57,768,091
                                                                                                                        ============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                               $ 31,368,349
Net unrealized appreciation on investments                                                                                26,399,742
                                                                                                                        ------------


    MEMBERS' CAPITAL - NET ASSETS                                                                                       $ 57,768,091
                                                                                                                        ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                          DECEMBER 31, 2005
                                                                                                               MARKET VALUE
    SHARES
               COMMON STOCK - 162.11%
                  AIRLINES - 2.47%
      11,502            Airtran Holdings, Inc.*                                                                  $  184,377
      26,004            AMR Corp.*                                                                                  578,069
      31,266            Continental Airlines, Inc., Class B*                                                        665,966
                                                                                                                 ----------
                                                                                                                  1,428,412
                                                                                                                 ----------
                  APPAREL MANUFACTURERS - 1.27%
      22,021            Coach, Inc.*                                                                                734,180
                                                                                                                 ----------
                  APPLICATIONS SOFTWARE - 4.34%
      95,974            Microsoft Corp.                                                           (a)             2,509,720
                                                                                                                 ----------
                  BROADCASTING SERVICES / PROGRAMMING - 2.97%
     217,783            Liberty Media Corp., Class A*                                                             1,713,952
                                                                                                                 ----------
                  CASINO HOTELS - 9.77%
      78,247            Las Vegas Sands Corp.*                                                    (a)             3,088,409
       2,447            MGM Mirage*                                                               (b)                89,732
      44,920            Wynn Resorts, Ltd.*                                                                       2,463,862
                                                                                                                 ----------
                                                                                                                  5,642,003
                                                                                                                 ----------
                  CASINO SERVICES - 2.94%
      55,133            International Game Technology                                                             1,696,994
                                                                                                                 ----------
                  COMMERCIAL SERVICES - 0.35%
       4,595            ChoicePoint, Inc.*                                                                          204,523
                                                                                                                 ----------
                  COMPUTERS - 9.00%
      72,357            Apple Computer, Inc.*                                                   (a)(b)            5,201,745
                                                                                                                 ----------
                 E-COMMERCE / SERVICES - 15.20%
      92,656            eBay, Inc.*                                                               (a)             4,004,592
      97,905            Expedia, Inc.*                                                            (a)             2,345,804
      85,853            IAC/InterActiveCorp*                                                      (a)             2,430,498
                                                                                                                 ----------
                                                                                                                  8,780,894
                                                                                                                 ----------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.85%
      73,536            Intel Corp.                                                               (a)             1,835,459
      11,730            Nvidia Corp.*                                                                               428,849
      52,690            Texas Instruments, Inc.                                                                   1,689,768
                                                                                                                 ----------
                                                                                                                  3,954,076
                                                                                                                 ----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          DECEMBER 31, 2005
                                                                                                               MARKET VALUE
   SHARES
               COMMON STOCK (CONTINUED)

                  ELECTRONIC FORMS - 0.92%
      14,352            Adobe Systems, Inc.                                                                      $  530,450
                                                                                                                 ----------
                  ENTERTAINMENT SOFTWARE - 3.56%
      39,362            Electronic Arts, Inc.*                                                    (a)             2,059,026
                                                                                                                 ----------
                  FINANCE - INVESTMENT BANKER / BROKER - 0.94%
      36,843            Charles Schwab Corp.                                                                        540,487
                                                                                                                 ----------
                  FINANCE - OTHER SERVICES - 4.70%
       7,389            Chicago Mercantile Exchange Holdings, Inc.                                (a)             2,715,384
                                                                                                                 ----------
                  HOTELS & MOTELS - 7.31%
       8,983            Fairmont Hotels & Resorts, Inc.                                                             380,969
     102,942            Hilton Hotels Corp.                                                     (a)(b)            2,481,932
      21,336            Starwood Hotel & Resorts Worldwide, Inc.                                                  1,362,517
                                                                                                                 ----------
                                                                                                                  4,225,418
                                                                                                                 ----------
                  INTERNET CONTENT - ENTERTAINMENT - 0.91%
      40,809            Audible, Inc.*                                                                              523,987
                                                                                                                 ----------
                  INTERNET SECURITY - 3.59%
      94,711            VeriSign, Inc.*                                                                           2,074,171
                                                                                                                 ----------
                  INVESTMENT MANAGEMENT / ADVISORY SERVICES - 0.29%
       1,420            Legg Mason, Inc.                                                                            169,960
                                                                                                                 ----------
                  MEDICAL PRODUCTS - 0.22%
     140,000            ReGen Biologics, Inc.*                                                                      127,400
                                                                                                                 ----------
                  MULTIMEDIA - 15.46%
     139,165            News Corp., Class B                                                       (b)             2,311,531
     154,711            Time Warner, Inc.                                                         (b)             2,698,160
     163,549            Walt Disney Co.                                                           (a)             3,920,269
                                                                                                                 ----------
                                                                                                                  8,929,960
                                                                                                                 ----------
                  NETWORKING PRODUCTS - 0.48%
      16,203            Cisco Systems, Inc.*                                                                        277,395
                                                                                                                 ----------
                  REITS - REGIONAL MALLS - 4.68%
      57,472            General Growth Properties, Inc.                                           (a)             2,700,609
                                                                                                                 ----------
                  REITS - SINGLE TENANT - 1.22%
       2,866            Alexander's, Inc.*                                                                          703,603
                                                                                                                 ----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          DECEMBER 31, 2005
                                                                                                               MARKET VALUE
   SHARES
               COMMON STOCK (CONTINUED)

                  RETAIL - APPAREL / SHOES - 3.94%
      12,355            Abercrombie & Fitch Co., Class A                                                        $   805,299
      46,271            DSW, Inc., Class A*                                                                       1,213,226
       6,785            Under Armour, Inc. Class A*                                                                 259,933
                                                                                                                -----------
                                                                                                                  2,278,458
                                                                                                                -----------
                  RETAIL - COMPUTER EQUIPMENT - 3.97%
      71,991            Gamestop Corp., Class A*                                                  (a)             2,290,754
                                                                                                                -----------
                  RETAIL - RESTAURANTS - 8.61%
      85,943            McDonald's Corp.                                                        (a)(b)            2,897,998
      69,185            Starbucks Corp.*                                                                          2,076,242
                                                                                                                -----------
                                                                                                                  4,974,240
                                                                                                                -----------
                  TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 4.29%
     126,110            Corning, Inc.*                                                            (a)             2,479,323
                                                                                                                -----------
                  TELEPHONE - INTEGRATED - 2.66%
      65,757            Sprint Nextel Corp.                                                       (b)             1,536,083
                                                                                                                -----------
                  TELEVISION - 3.70%
      10,351            Viacom, Inc., Class A*                                                                      339,099
      55,078            Viacom, Inc., Class B*                                                                    1,795,543
                                                                                                                -----------
                                                                                                                  2,134,642
                                                                                                                -----------
                  WEB PORTALS / ISP - 26.63%
      20,478            Google, Inc., Class A*                                                  (a)(b)            8,495,503
     175,828            Yahoo!, Inc.*                                                             (a)             6,888,941
                                                                                                                -----------
                                                                                                                 15,384,444
                                                                                                                -----------
                  WIRELESS EQUIPMENT - 8.87%
      97,038            Motorola, Inc.                                                                            2,192,088
      92,918            Nokia OYJ - Sponsored ADR                                                                 1,700,399
      28,621            Qualcomm, Inc.                                                            (b)             1,232,993
                                                                                                                -----------
                                                                                                                  5,125,480
                                                                                                                -----------
               TOTAL COMMON STOCK (COST $67,760,514)                                                            $93,647,773
                                                                                                                -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          DECEMBER 31, 2005
                                                                                                               MARKET VALUE
   SHARES
                  WARRANTS - 0.00%
                  MEDICAL PRODUCTS - 0.00%
      35,000            ReGen Biologics, Inc.*                                                    (c)            $        0
                                                                                                                 ----------
               TOTAL WARRANTS (COST $0)                                                                          $        0
                                                                                                                 ----------
CONTRACTS
               PURCHASED OPTIONS - 4.63%
                  CALL OPTIONS - 4.55%
                  CASINO HOTELS - 0.05%
          65            MGM Mirage, 1/21/06, $32.50                                                              $   29,250
                                                                                                                 ----------
                  COMPUTER GRAPHICS - 0.07%
         120            Pixar, 1/21/06, $50.00                                                                       40,800
                                                                                                                 ----------
                  COMPUTERS - 0.17%
         120            Apple Computer, Inc., 1/21/06, $65.00                                                        94,560
                                                                                                                 ----------
                  HOTELS & MOTELS - 0.09%
         130            Hilton Hotels Corp., 1/21/06, $20.00                                                         52,000
                                                                                                                 ----------
                  MULTIMEDIA - 0.57%
         180            News Corp., 1/21/06, $15.00                                                                  27,900
       1,080            Time Warner Inc., 1/21/06, $15.00                                                           266,760
         240            Time Warner Inc., 1/21/06, $16.00                                                            36,000
                                                                                                                 ----------
                                                                                                                    330,660
                                                                                                                 ----------
                  RETAIL - RESTAURANTS - 1.07%
         978            McDonald's Corp., 1/21/06, $27.50                                                           616,140
                                                                                                                 ----------
                  TELEPHONE - INTEGRATED - 0.10%
         180            Sprint Nextel Corp., 1/21/06, $20.00                                                         59,400
                                                                                                                 ----------
                  WEB PORTALS / ISP - 2.02%:
          60            Google Inc., 1/21/06, $260.00                                                               944,400
          60            Google Inc., 1/21/06, $380.00                                                               223,200
                                                                                                                 ----------
                                                                                                                  1,167,600
                                                                                                                 ----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          DECEMBER 31, 2005
                                                                                                               MARKET VALUE
   CONTRACTS
               PURCHASED OPTIONS (CONTINUED)
                  CALL OPTIONS (CONTINUED)
                  WIRELESS EQUIPMENT - 0.41%
         153            Qualcomm Inc., 1/21/06, $35.00                                                         $    128,520
         120            Qualcomm Inc., 1/21/06, $37.50                                                               67,200
         120            Qualcomm Inc., 1/21/06, $40.00                                                               40,800
                                                                                                               ------------
                                                                                                                    236,520
                                                                                                               ------------
                  TOTAL CALL OPTIONS (COST $2,977,090)                                                            2,626,930
                                                                                                               ------------
                  PUT OPTIONS - 0.08%
                  RETAIL - CONSUMER ELECTRONICS - 0.08%
         120            RadioShack Corp., 1/21/06, $25.00                                                            46,800
                                                                                                               ------------
                  TOTAL PUT OPTIONS (COST $45,960)                                                                   46,800
                                                                                                               ------------
               TOTAL PURCHASED OPTIONS (COST $3,023,050)                                                       $  2,673,730
                                                                                                               ------------

               TOTAL INVESTMENTS IN SECURITIES (COST $70,783,564) - 166.74%                                    $ 96,321,503
                                                                                                               ------------

               OTHER ASSETS, LESS LIABILITIES - (66.74%)**                                                      (38,553,412)
                                                                                                               ------------

               NET ASSETS - 100.00%                                                                            $ 57,768,091
                                                                                                               ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)  Security held in connection with an open put or call option contract.

(c) Security is being fair valued by a valuation committee under the direction of the Board.

*    Non-income producing security.

** Includes $16,230 invested in a PNC Bank Money Market Account, which is 0.03% of net assets.

ADR  American Depository Receipt

                                                  DECEMBER 31, 2005
                                                    PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY             NET ASSETS (%)
---------------------------------------             --------------
   Airlines                                              2.47
   Apparel Manufacturers                                 1.27
   Applications Software                                 4.34
   Brodcasting Services / Programming                    2.97
   Casino Hotels                                         9.82
   Casino Services                                       2.94
   Commercial Services                                   0.35
   Computer Graphics                                     0.07
   Computers                                             9.17
   E-Commerce / Services                                15.20
   Electronic Components - Semiconductors                6.85
   Electronic Forms                                      0.92
   Entertainment Software                                3.56
   Finance - Investment Banker / Broker                  0.94
   Finance - Other Services                              4.70
   Hotels & Motels                                       7.40
   Internet Content - Entertainment                      0.91
   Internet Security                                     3.59

                                                  DECEMBER 31, 2005
                                                    PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY             NET ASSETS (%)
---------------------------------------             --------------
   INVESTMENT MANAGEMENT / ADVISORY SERVICES             0.29
   Medical Products                                      0.22
   Multimedia                                           16.03
   Networking Products                                   0.48
   REITS - Regional Malls                                4.68
   REITS - Single Tenant                                 1.22
   Retail - Apparel / Shoes                              3.94
   Retail - Computer Equipment                           3.97
   Retail - Consumer Electronics                         0.08
   Retail - Restaurants                                  9.68
   Telecommunications Equipment - Fiber Optics           4.29
   Telephone - Integrated                                2.76
   Television                                            3.70
   Web Portals / ISP                                    28.65
   Wireless Equipment                                    9.28
                                                       ------
   Total Investment in Securities                      166.74
                                                       ======

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                                           DECEMBER 31, 2005
                                                                                                                MARKET VALUE
   SHARES
               SECURITIES SOLD, NOT YET PURCHASED - (105.94%)
                  PUBLISHING - NEWSPAPERS - (4.59%)
      33,672            Knight Ridder, Inc.                                                                    $ (2,131,437)
       6,000            New York Times Co., Class A                                                                (158,700)
      12,000            Tribune Co.                                                                                (363,120)
                                                                                                               ------------
                                                                                                                 (2,653,257)
                                                                                                               ------------
                  Radio - (0.25%)
       4,945            Entercom Communications Corp.                                                              (146,718)
                                                                                                               ------------
                  REGISTERED INVESTMENT COMPANY - (100.44%)
     128,750            Nasdaq-100 Index Tracking Stock                                                          (5,203,045)
     424,210            SPDR Trust Series 1                                                                     (52,818,387)
                                                                                                               ------------
                                                                                                                (58,021,432)
                                                                                                               ------------
                  TELEPHONE - INTEGRATED - (0.35%)
       6,060            CenturyTel, Inc.                                                                           (200,950)
                                                                                                               ------------
                  TELEVISION - (0.31%)
       6,904            CBS Corp.                                                                                  (176,052)
                                                                                                               ------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $62,060,212)                                 $(61,198,409)
                                                                                                               ============


                                                             DECEMBER 31, 2005
                                                               PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY               NET ASSETS (%)
------------------------------------------------               --------------
   Publishing - Newspapers                                          (4.59)
   Radio                                                            (0.25)
   Registered Investment Company                                  (100.44)
   Telephone - Integrated                                           (0.35)
   Television                                                       (0.31)
                                                                 --------
   Total Securities Sold, Not Yet Purchased                       (105.94)%
                                                                 ========



The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                 YEAR ENDED
                                                                                                          DECEMBER 31, 2005
INVESTMENT INCOME
    Interest                                                                                                   $    473,962
    Dividends, net of withholding taxes of $2,420                                                                   428,561
    Other income                                                                                                     10,726
                                                                                                               ------------
                                                                                                                    913,249
                                                                                                               ------------
EXPENSES
    Administration fees                                                                                             882,258
    Dividends on securities sold, not yet purchased                                                                 329,844
    Legal fees                                                                                                      150,915
    Audit and tax fees                                                                                              145,883
    Prime broker fees                                                                                               133,465
    Accounting and investor services fees                                                                           131,088
    Custodian fees                                                                                                   84,368
    Insurance expense                                                                                                67,330
    Printing expense                                                                                                 42,059
    Board of Managers' fees and expenses                                                                             40,500
    Registration expense                                                                                              4,204
    Miscellaneous                                                                                                    21,652
                                                                                                               ------------
        TOTAL EXPENSES                                                                                            2,033,566
                                                                                                               ------------

        NET INVESTMENT LOSS                                                                                      (1,120,317)
                                                                                                               ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                                                                        26,455,829
    Securities sold, not yet purchased                                                                           (3,007,352)
                                                                                                               ------------
        NET REALIZED GAIN ON INVESTMENTS                                                                         23,448,477

  NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                                          (22,451,191)
                                                                                                               ------------

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                             997,286
                                                                                                               ------------

        NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                    $   (123,031)
                                                                                                               ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                          SPECIAL
                                                                          ADVISORY
                                                                           MEMBER                 MEMBERS                 TOTAL
                                                                        -------------          -------------          -------------
MEMBERS' CAPITAL, DECEMBER 31, 2003                                     $          --          $ 113,754,844          $ 113,754,844
                                                                        -------------          -------------          -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                             --             (1,565,701)            (1,565,701)
   Net realized gain on investments                                                --             19,922,026             19,922,026
   Net change in unrealized depreciation on
     investments                                                                   --               (375,388)              (375,388)
   Incentive allocation                                                        87,234                (87,234)                    --
                                                                        -------------          -------------          -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                        87,234             17,893,703             17,980,937
                                                                        -------------          -------------          -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                           --                 49,750                 49,750
   Capital withdrawals                                                        (87,234)           (37,680,527)           (37,767,761)
                                                                        -------------          -------------          -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                        (87,234)           (37,630,777)           (37,718,011)
                                                                        -------------          -------------          -------------

MEMBERS' CAPITAL, DECEMBER 31, 2004                                     $          --          $  94,017,770          $  94,017,770
                                                                        =============          =============          =============

From investment activities
   Net investment loss                                                  $          --          $  (1,120,317)         $  (1,120,317)
   Net realized gain on investments                                                --             23,448,477             23,448,477
   Net change in unrealized depreciation on
     investments                                                                   --            (22,451,191)           (22,451,191)
                                                                        -------------          -------------          -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                            --               (123,031)              (123,031)
                                                                        -------------          -------------          -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                           --                200,000                200,000
   Capital withdrawals                                                             --            (36,326,648)           (36,326,648)
                                                                        -------------          -------------          -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                             --            (36,126,648)           (36,126,648)
                                                                        -------------          -------------          -------------

MEMBERS' CAPITAL, DECEMBER 31, 2005                                     $          --          $  57,768,091          $  57,768,091
                                                                        =============          =============          =============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Troon Fund, L.L.C., (the "Company"), was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. Effective May 9, 2003, pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to seek long-term capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Company may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Troon Management, L.L.C. (the "Adviser"), a Delaware limited liability company. The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Mark Asset Management Corp. ("MAMC") is a non-managing member of the Adviser. Investment professionals employed by MAMC manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) If no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ  Official  Closing Price  ("NOCP")  (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

         2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b. PORTFOLIO VALUATION (CONTINUED)

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b. PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Discloses about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         c.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months of the time of purchase as cash equivalents. At December 31, 2005, $16,230 in cash equivalents was held at PNC Bank.

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,120,317) and $23,448,477 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions for the year ended December 31, 2005. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the year ended December 31, 2005, Oppenheimer earned $21,720 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such Member during such period. The incentive allocation is credited to the Special Advisory Account of the Adviser but will only be charged to a Member only to the extent that cumulative net profits with respect to such Member through the close of any period exceeds the highest level of cumulative net profits with respect to such Member through the close of any prior period. For each incentive allocation period, the Adviser can elect to withdraw the incentive allocation within 30 days from the Special Advisory Account. During the year ended December 31, 2005, there was no incentive allocation to the Special Advisory Member.

         At December 31, 2005, the Adviser had an investment in the Company amounting to $1,501,141, which is included in Members' Capital.

         Each Member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. A Manager who is an "interested person" does not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as the accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an administrative fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2005, there were no sales commissions earned by Oppenheimer.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2005, amounted to $152,137,458 and $201,672,242, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2005, amounted to $1,810,549,838 and $1,820,160,470, respectively.

         At  December  31,  2005,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $70,972,245 and $61,726,945, respectively.

         For Federal income tax purposes, at December 31, 2005, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $25,877,793, consisting of $27,242,190 gross unrealized appreciation and $1,364,397 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2005.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2005, the Company had no outstanding margin borrowings.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value. During the year ended December 31, 2005, the Company had no transactions in written options.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONCLUDED)
--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                               YEAR ENDED       YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                              DECEMBER 31,     DECEMBER 31,      DECEMBER 31,        DECEMBER 31,      DECEMBER 31,
                                                  2005             2004              2003                2002              2001
                                             -------------    -------------     -------------       -------------     -------------
Net assets, end of period
  (000s)                                     $   57,768        $   94,018        $   113,755         $   95,519        $   221,836
Ratio of net investment loss
  to average net assets**                         (1.30%)           (1.39%)            (1.46%)            (0.93%)            (0.88%)
Ratio of expenses to average
  net assets**                                     2.37%             2.38%              1.83%              1.47%              1.38%
Ratio of incentive allocation
  to average net assets                               0%             0.08%              0.11%                 0%                 0%
Portfolio turnover                                  164%              150%                98%               107%                60%
Total return - gross*                             (0.13%)           15.80%             46.48%            (34.23%)           (25.89%)
Total return - net*                               (0.13%)           12.64%             37.18%            (34.23%)           (25.89%)
Average debt ratio                                   N/A             0.12%              0.00%+             0.06%              0.13%

   * Total return assumes a purchase of an interest in the Company on the first day of the year and a sale of the interest on the last day of the period, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

   ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

    +    Less than 0.01%

  N/A    Not applicable

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through December 31, 2005 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

         The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.


INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                              TERM OF OFFICE                                                                            FUND COMPLEX
NAME, AGE, ADDRESS AND        AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                     OVERSEEN BY
POSITION(S) WITH THE COMPANY   TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                          MANAGERS
----------------------------  --------------   ---------------------------------------------------------------------   -------------
Luis Rubio, 50                 Indefinite;     President of Centro de Investigacion Para el Desarrollo, A.C. (Center        9
c/o Oppenheimer Asset             Since        of Research Development) (2000 to present) and Director of same
Management Inc.                 May 2003       1984 - 2000);  Adjunct Fellow of the Center for Strategic and
200 Park Avenue                                International Studies; Member of the Advisory Board of the National
New York, NY 10166                             Council of Science and Technology of Mexico (1993 to present);
Manager                                        Director of the Human Rights Commission of Mexico City (1994 to
                                               2002; Director of The Asia Tigers Fund, Inc. and The India Fund,
                                               Inc.*; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                               Advantage Advisers Catalyst International Ltd., Advantage Advisers
                                               Multi-Sector Fund I, Advantage Advisers Technology Parnters, L.L.C.,
                                               Advantage Advisers Technology International, Ltd., Advantage
                                               Advisers Troon Fund, L.L.C., Advantage Advisers Whistler Fund,
                                               L.L.C., Advantage Advisers Whistler International, Ltd. and Advantage
                                               Advisers Xanthus Fund, L.L.C., which are affiliates.

Janet L. Schinderman, 54       Indefinite;     Associate Dean for Special Projects and Secretary to the Board of            5
c/o Oppenheimer Asset             Since        Overseers at Columbia Business School since 1990; Manager of
Management Inc.                 May 2003       Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
200 Park Avenue                                Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
New York, NY 10166                             Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
Manager                                        Xanthus Fund L.L.C., which are affiliates.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                              TERM OF OFFICE                                                                            FUND COMPLEX
NAME, AGE, ADDRESS AND        AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                     OVERSEEN BY
POSITION(S) WITH THE COMPANY   TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                          MANAGERS
----------------------------  --------------   ---------------------------------------------------------------------   -------------
Lawrence Becker, 50            Indefinite;     Private investor in real estate investment management concerns.               5
c/o Oppenheimer Asset             Since        From February 2000 through June 2003, he was V.P.--Controller/
Management Inc.               October 2003     Treasurer for National Financial Partners, which specializes in
200 Park Avenue                                financial services distribution. Prior to that, Mr. Becker was a
New York, NY 10166                             Managing Director--Controller/Treasurer of Oppenheimer Capital
Manager                                        and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed
                                               CPA. He serves as the treasurer of The France Growth Fund, Inc.;
                                               Director of the Asia Tigers Fund, Inc. and The India Fund Inc.*; Manager
                                               of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                                               Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                               Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                               Xanthus Fund, L.L.C., which are affiliates.

Sol Gittleman resigned as a Manager of the Company effective as of August 16, 2005.

INTERESTED MANAGER

Bryan McKigney,** 47,           Indefinite;    Mr. McKigney is a Managing Director and the Chief Administrative              5
c/o Oppenheimer Asset          Manager since   Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.              December 1, 2004; financial services industry since 1981 and has held various management
200 Park Avenue                President and   positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
New York, NY 10166               CEO since     the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
Manager, President, CEO     September 23, 2004 of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                                               Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                               Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                               Xanthus Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
COMPANY OFFICERS

                 In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

                              TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY    TIME SERVED                         DURING PAST 5 YEARS
----------------------------  --------------   -------------------------------------------------------------------
Vineet Bhalla, 45,                One year;    Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer             Since      Management since May 2005. From July 2002 to May 2005, he
                               July 27, 2005.  was an Assistant Vice President at Zurich Capital Markets Inc.,
                                               a Director of the Client Service Group at GlobeOp Financial
                                               Services, and a Senior Consultant at Capital Markets Company.
                                               Prior to that, he was a Vice President at Blackrock Financial
                                               Management since June 1999. Mr. Bhalla is a Certified Public
                                               Accountant. He graduated with an MBA from Saint Mary's University,
                                               Halifax, Canada in 1986.

Stephen C. Beach, 52,             One year;    Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer            Since      Officer for Oppenheimer Asset Management. Prior to that, he
                               March 18, 2005. had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an LL.M. in Taxation at Temple University School of Law
                                               during the period 1999 - 2001.


Deborah Kaback, 54               One year;     Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and            Since       Management since June 2003. She was Executive Director of CIBC
Vice President                 July 23, 2003   World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc.
                                               from November 1999 through July 2001. Prior to that, she was  Senior
                                               Vice President and Deputy General Counsel at Oppenheimer Capital
                                               from April 1989 through November 1999.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

                              TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY    TIME SERVED                         DURING PAST 5 YEARS
----------------------------  --------------    -------------------------------------------------------------------
Bryan McKigney,** 47,           Indefinite;     Mr. McKigney is a Managing Director and the Chief Administrative
c/o Oppenheimer Asset          Manager since    Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.              December 1, 2004;  financial services industry since 1981 and has held various management
200 Park Avenue                President and    positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
New York, NY 10166               CEO since      the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
Manager, President, CEO     September 23, 2004  of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                                                Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                                Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                                Xanthus Fund, L.L.C., which are affiliates.

         * Effective December 4, 2005, The Asia Tigers Fund, Inc. and The India Fund, Inc. are no longer affiliated with Oppenheimer.

         ** "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

         (1)      The  address  of  each  officer  is  c/o   Oppenheimer   Asset
                  Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

         (2)      Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 29, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $98,440 for 2005 and $92,000 for 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2005 and $3,500 for 2004. Such services provided related to the review of the registrant's semi-annual report.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2005 and $40,000 for 2004. Such services included tax compliance services provided to the registrant.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $300,479 for 2005 and $1,657,864 for 2004.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        MARK ASSET MANAGEMENT CORPORATION
                      PROXY VOTING POLICIES AND PROCEDURES

--------------------------------------------------------------------------------

POLICIES

         INTRODUCTION. Mark Asset Management Corporation and its affiliates (collectively referred to as "MAMC") recognize the principle that one of the privileges of owning securities in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations. As an investment adviser, MAMC owes all of its clients, which include, among others, institutional and private clients and the investment companies for which it provides investment advice (collectively referred to as the "Clients"), a fiduciary responsibility to vote Client securities in a manner that is in the best interests of the Clients. MAMC also recognizes that, in some instances, its actions in connection with the voting of these securities may appear to others to present actual or perceived conflicts of interest for MAMC. For these reasons, MAMC has determined to adopt these Proxy Voting Policies and Procedures ("Policies and Procedures") to establish formal policies and procedures for performing and documenting its fiduciary duties with regard to the voting of Client proxies.

         GENERAL. MAMC believes that voting decisions on proxy issues should be made in light of the anticipated impact of the issues on the desirability of investing in the portfolio company from the vantage point of the particular Client. Consistent with this view, MAMC intends to, where practical and possible to do so, vote Client proxies solely in a manner that it believes serves the best interests of its Clients and is consistent with its fiduciary responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

PROCEDURES

         DELEGATION. MAMC has determined that it is in the best interests of its Clients to delegate, and, as a result, has delegated, to Institutional Shareholder Services ("ISS") MAMC's discretionary authority to exercise voting rights with respect to the securities in which Clients have invested and for which MAMC has been provided discretionary authority to exercise voting rights. MAMC views ISS as an expert in the proxy voting and corporate governance area. ISS has informed MAMC that ISS will conduct in-depth research and analysis with respect to the proxies associated with Client securities and, based upon such research and analysis, make recommendations that ISS believes are in the best interests of the companies and their shareholders, including the Clients. ISS has provided MAMC with general guidelines that ISS will use in connection with its consideration of Client proxies. These general guidelines, which are attached as an Exhibit to these Policies and Procedures, discuss briefly ISS' methodology for considering and voting various matters that may be presented to shareholders for consideration and vote. ISS will document both its recommendations and the basis for its recommendations.

         Unless directed not to do so, ISS will automatically vote proxies concerning Client securities in a manner that is consistent with its recommendations. Although MAMC, for the most part, will rely on ISS to vote Client securities, MAMC intends to keep apprised of the various proxy issues. When MAMC disagrees with ISS' recommendations or believes that its Clients' interests are better served by an alternative position on the proxies, it may deviate from ISS' recommendations as a matter of general policy or on specific proxy proposals. In instances in which MAMC does not follow ISS' recommendation, MAMC intends to provide and document the rationale for this decision. MAMC does not expect, however, to deviate frequently from ISS' recommendations.

         In instances in which MAMC deviates from ISS' recommendations, MAMC will follow the procedures generally set out below.

         CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors MAMC considers when determining the desirability of investing in a particular company is the quality and depth of its management. As a result, if MAMC determines, on behalf of a Client, to make an investment in a company, it generally believes that the company's management should be entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning -- subject to the oversight of the company's board of directors. For this reason, MAMC believes that the recommendations of management of a company should, on most issues, be given weight in determining how proxies should be voted. MAMC may not, however, support the position of a company's management in any situation where MAMC believes that a particular proxy proposal may adversely affect the investment merits of owning stock in that company.

         ADMINISTRATION. [Morris Mark], the [President] and the principal [portfolio manager] of MAMC, is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Mr. Mark and other employees of MAMC, including Mr. John Wilkens, Chief Financial Officer, review questions and respond to inquiries from Clients pertaining to proxy issues. Mr. Mark has the [primary] responsibility to vote proxies on behalf of Clients. In his absence, [Mr. John Wilkens] may also vote Client proxies.

         MEETING NOTIFICATION. MAMC utilizes ISS' voting agent services to notify it of upcoming shareholder meetings for portfolio companies held in Client accounts and to transmit votes to the various custodian banks of Clients. ISS tracks and reconciles MAMC's Clients' holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated regularly, and transmitted to MAMC through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements and to promptly provide such materials to MAMC upon request.

         VOTE DETERMINATION. ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist MAMC in its proxy voting process. The final authority and responsibility for proxy voting decisions remains with MAMC. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of MAMC's clients.

         NO-VOTE DETERMINATION. MAMC may determine that it is not in the Clients' best interests to submit any vote on proxies associated with Clients securities. This position may be taken for any number of reasons, including, among others, the fact that the securities are foreign securities or that the cost, time or effort involved in voting the securities would not, in MAMC's sole discretion, serve the best interests of its Clients. In instances in which MAMC does not expect to vote Client securities, MAMC intends to provide and document the rationale for this decision.

                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                            TROON MANAGEMENT, L.L.C.
                      OPPENHEIMER CATALYST MANAGEMENT, L.P.


                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                        6
   -----------------------------------------------------------------------------
   CHAIRMAN & CEO ARE THE SAME PERSON                                          7
   -----------------------------------------------------------------------------
   INDEPENDENCE OF DIRECTORS                                                   8
   -----------------------------------------------------------------------------
   STOCK OWNERSHIP REQUEST                                                     9
   -----------------------------------------------------------------------------
   CHARITABLE CONTRIBUTIONS                                                   10
   -----------------------------------------------------------------------------
   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION              11
   -----------------------------------------------------------------------------
   VOTE RECOMMENDATION                                                        12
   -----------------------------------------------------------------------------
   SIZE OF THE BOARD                                                          13
   -----------------------------------------------------------------------------
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                         14
   -----------------------------------------------------------------------------
   TERM OF OFFICE                                                             15
   -----------------------------------------------------------------------------
   COMPENSATION DISCLOSURE                                                    16
   -----------------------------------------------------------------------------

   CHAPTER 2 AUDITORS                                                         17
   -----------------------------------------------------------------------------
   RATIFYING AUDITORS                                                         18
   -----------------------------------------------------------------------------

   CHAPTER 3 TENDER OFFER DEFENSES                                            19
   -----------------------------------------------------------------------------
   POISON PILLS                                                               20
   -----------------------------------------------------------------------------
   GREENMAIL                                                                  21
   -----------------------------------------------------------------------------
   SUPERMAJORITY VOTE                                                         22
   -----------------------------------------------------------------------------

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                              23
   -----------------------------------------------------------------------------
   CHANGING CORPORATE NAME                                                    24
   -----------------------------------------------------------------------------
   REINCORPORATION                                                            25
   -----------------------------------------------------------------------------

   CHAPTER 5 PROXY CONTEST DEFENSES                                           26
   -----------------------------------------------------------------------------
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                            27
   -----------------------------------------------------------------------------
   CUMULATIVE VOTING                                                          28
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                              29
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                           30
   -----------------------------------------------------------------------------

   CHAPTER 6 MISCELLANEOUS CORPORATE
   ---------------------------------
   GOVERNANCE PROVISIONS                                                      31
   -----------------------------------------------------------------------------
   CONFIDENTIAL VOTING                                                        32
   -----------------------------------------------------------------------------
   SHAREHOLDER ADVISORY COMMITTEES                                            33
   -----------------------------------------------------------------------------
   FOREIGN CORPORATE MATTERS                                                  34
   -----------------------------------------------------------------------------
   GOVERNMENT SERVICE LIST                                                    35
   -----------------------------------------------------------------------------

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                  36
   -----------------------------------------------------------------------------
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                         37
   -----------------------------------------------------------------------------
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                     38
   -----------------------------------------------------------------------------
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES              39
   -----------------------------------------------------------------------------
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                              40
   -----------------------------------------------------------------------------
   ANIMAL RIGHTS                                                              41
   -----------------------------------------------------------------------------

   CHAPTER 8 CAPITAL STRUCTURE                                                42
   -----------------------------------------------------------------------------
   COMMON STOCK AUTHORIZATION                                                 43
   -----------------------------------------------------------------------------
   BLANK CHECK PREFERRED STOCK                                                44
   -----------------------------------------------------------------------------
   PREEMPTIVE RIGHTS                                                          45
   -----------------------------------------------------------------------------
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                   46
   -----------------------------------------------------------------------------
   REVERSE STOCK SPLITS                                                       47
   -----------------------------------------------------------------------------
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                   48
   -----------------------------------------------------------------------------
   DEBT RESTRUCTURING                                                         49
   -----------------------------------------------------------------------------

   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                              50
   -----------------------------------------------------------------------------
   DIRECTOR COMPENSATION                                                      51
   -----------------------------------------------------------------------------
   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                   52
   -----------------------------------------------------------------------------
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                     53
   -----------------------------------------------------------------------------
   OPTIONS EXPENSING                                                          54
   -----------------------------------------------------------------------------
   GOLDEN PARACHUTES                                                          55
   -----------------------------------------------------------------------------
   PROPOSAL TO BAN GOLDEN PARACHUTES                                          56
   -----------------------------------------------------------------------------
   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                 57
   -----------------------------------------------------------------------------

   CHAPTER 10 STATE OF INCORPORATION                                          58
   -----------------------------------------------------------------------------
   CONTROL SHARE ACQUISITION STATUTES                                         59
   -----------------------------------------------------------------------------
   OPT-OUT OF STATE TAKEOVER STATUTES                                         60
   -----------------------------------------------------------------------------
   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS              61
   -----------------------------------------------------------------------------

   CHAPTER 11 CONFLICT OF INTEREST                                            62
   -----------------------------------------------------------------------------
   CONFLICTS                                                                  63
   -----------------------------------------------------------------------------
   CONFLICTS CONT'D                                                           64
   -----------------------------------------------------------------------------

   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
   & PROXY MANAGERS                                                           65
   -----------------------------------------------------------------------------
   CORPORATE GOVERNANCE COMMITTEE                                             66
   -----------------------------------------------------------------------------
   PROXY MANAGERS                                                             67
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   CHAPTER 13 SPECIAL ISSUES WITH
   VOTING FOREIGN PROXIES                                                     68
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   SPECIAL ISSUES                                                             69
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   CHAPTER 14 RECORD KEEPING                                                  70
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   RECORD KEEPING                                                             71
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3

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., and Oppenheimer Catalyst Management, L.P.(collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:
     a) Company performance
     b) Composition of the board and key board committees
     c) Attendance at board meetings
     d) Corporate governance provisions and takeover activity

We may also consider:
     a) Board decisions concerning executive compensation
     b) Number of other board seats held by the nominee
     c) Interlocking directorships


VOTE RECOMMENDATION
                                           It is our policy to vote IN FAVOR of
                                           the candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON


     Shareholders may propose that different persons hold the positions of the chairman and the CEO.

     We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

     Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION
                                                     It is our policy to vote
                                                     FOR proposals requesting
                                                     that a majority of the
                                                     Board be independent and
                                                     that the audit,
                                                     compensation and nominating
                                                     committees of the board
                                                     include only independent
                                                     directors.

STOCK OWNERSHIP REQUIREMENTS

         Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION

                                              Vote AGAINST proposals that
                                              require director stock ownership

                            CHARITABLE CONTRIBUTIONS

         Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION
                                  (Shareholders Proposals)
                                   Vote AGAINST proposals
                                   regarding charitable contribution.

         Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION

         These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

         When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

                                                        VOTE RECOMMENDATION Vote
                                                        AGAINST proposals that
                                                        eliminate entirely
                                                        director and officers'
                                                        liability for monetary
                                                        damages for violating
                                                        the duty of care.

                                                        Vote AGAINST
                                                        indemnification
                                                        proposals that would
                                                        expand coverage beyond
                                                        just legal expenses to
                                                        acts, such as
                                                        negligence, that are
                                                        more serious violations
                                                        of fiduciary obligations
                                                        than mere carelessness.

                                                        Vote FOR only those
                                                        proposals providing such
                                                        expanded coverage in
                                                        cases when a director's
                                                        or officer's legal
                                                        defense was unsuccessful
                                                        if: a) the director was
                                                        found to have acted in
                                                        good faith, and b) only
                                                        if the director's legal
                                                        expenses would be
                                                        covered.

         The following factors should be considered:

               1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

               2. Attracting and retaining the most qualified directors enhances shareholder value.

                            SIZE OF THE BOARD

         Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION
                                                     Vote FOR the board's
                                                     recommendation to increase
                                                     or decrease the size of the
                                                     board.

The following factors should be considered:

          1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

          2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis. The following factors are considered:

              1.     management's track record
              2.     background to the proxy contest
              3.     qualifications of director nominees

                                 TERM OF OFFICE

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION

                                           Vote AGAINST shareholder
                                           proposals to limit the tenure of
                                           outside directors.

The following factors should be considered:

          1. An experienced director should not be disqualified because he or she has served a certain number of years.

          2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

          3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION
                                                     (shareholders policy)
                                                     Vote AGAINST these
                                                     proposals that require
                                                     disclosure, unless we have
                                                     reason to believe that
                                                     mandated disclosures are
                                                     insufficient to give an
                                                     accurate and meaningful
                                                     account of senior
                                                     management compensation.


The following factors should be considered:

          1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

          2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

          3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION
                                                     Vote FOR proposal to ratify
auditors.

The following factors should be considered:

          1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

          2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

          3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS


Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION
                                             Vote FOR shareholder
                                             proposals asking that a
                                             company submit its poison
                                             pill for shareholder
                                             ratification.

                                             Vote on a CASE-BY-CASE basis
                                             regarding shareholder proposals to
                                             redeem a company's poison pill.

                                             Vote on a CASE-BY-CASE
                                             basis regarding management
                                             proposals to ratify a
                                             poison pill.

                                    GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company.
Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION
                                                     Vote FOR proposals to adopt
                                                     anti Greenmail or bylaw
                                                     amendments or otherwise
                                                     restrict a company's
                                                     ability to make Greenmail
                                                     payments

                                                     Vote on a CASE-BY-CASE
                                                     basis regarding
                                                     anti-Greenmail proposals
                                                     when they are bundled with
                                                     other charter or bylaw
                                                     amendments.

The following factors should be considered:

          1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS
                                                     Vote AGAINST management
                                                     proposals to require a
                                                     Supermajority shareholder
                                                     vote to approve mergers and
                                                     other significant business
                                                     combinations.

                                                     Vote FOR shareholder
                                                     proposals to lower
                                                     Supermajority vote
                                                     requirements for mergers
                                                     and other significant
                                                     business combinations.

The following factors should be considered:

          1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

          2.   Supermajority vote may make action all but impossible.

          3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION
                                                     Vote FOR changing the
                                                     corporate name.

The following factors should be considered:

         1. A name of a corporation symbolizes its substance.

         2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

         3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.



VOTE RECOMMENDATION
                                                     Vote on a CASE-BY-CASE
                                                     basis, carefully reviewing
                                                     the new state's laws and
                                                     any significant changes the
                                                     company makes in its
                                                     charter and by-laws.

The following factors should be considered:

          1. The board is in the best position to determine the company's need to incorporate.

          2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

          3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS
                                                     Vote AGAINST proposals to
                                                     classify the board. Vote
                                                     FOR proposals to repeal
                                                     classified boards and to
                                                     elect all directors
                                                     annually.

The following factors should be considered:

          1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals that
                                                     permit cumulative voting.


The following factors should be considered:

          1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

          2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

          3.   Cumulative voting can allow a minority to have representation.

          4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals to
                                                     restrict or prohibit
                                                     shareholder ability to call
                                                     special meetings.

                                                      Vote FOR proposals
                                                      that remove restrictions
                                                      on the right of
                                                      shareholders to act
                                                      independently of
                                                      management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS
                                            Vote FOR proposal which seek to
                                            fix the size of the board.

                                            Vote AGAINST proposals which
                                            give management the ability to alter
                                            the  size of the board without
                                            shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS
                                                     Vote FOR shareholder
                                                     proposals requesting that
                                                     corporations adopt
                                                     confidential voting.

                                                     Vote FOR management
                                                     proposals to adopt
                                                     confidential voting.

The following factors should be considered:

          1. Some shareholders elect to have the board not know how they voted on certain issues.

          2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

          3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals to
                                               establish a shareholder advisory
                                               committee.

The following factors should be considered:

          1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

          2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION
                                                     Vote FOR proposals that
                                                     concern foreign companies
                                                     incorporated outside of the
                                                     United States.

The following factors should be considered:

          1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

          2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION
                                                     Vote AGAINST these
                                                     proposals which a request a
                                                     list of employees having
                                                     been employed by the
                                                     government.

The following factors should be considered:

          1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

          2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

          3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION
                                            Vote AGAINST proposals requesting
                                            that companies sign the CERES
                                            Principles.


The following factors should be considered:

          1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION
                                                     REFRAIN from voting on
                                                     proposals that request
                                                     companies to adopt the
                                                     MacBride Principles.

The following factors should be considered:

          1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

          2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION
                                                     ABSTAIN from providing a
                                                     vote recommendation on
                                                     proposals regarding the
                                                     Maquiladora Standards and
                                                     international operating
                                                     policies.

The following factors should be considered:

          1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

          2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION
                                                     REFRAIN from voting on any
                                                     proposals regarding equal
                                                     employment opportunities
                                                     and discrimination.

The following factors should be considered:

          1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.


VOTE RECOMMENDATION
                                               REFRAIN from making vote
                                               recommendations on proposals
                                               regarding animal rights.


The following factors should be considered:

          1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

          2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION
                                                     Vote CASE-BY-CASE on
                                                     proposals increase the
                                                     number of shares of common
                                                     stock authorized for issue.

                                                     Vote AGAINST proposed
                                                     common share authorization
                                                     that increase existing
                                                     authorization by more then
                                                     100 percent unless a clear
                                                     need for the excess shares
                                                     is presented by the
                                                     company.

The following factors should be considered:

          1. Is this company going to make frequent business acquisitions over a period of time?

          2.   Is the company expanding its operations?

          3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals
                                                     authorizing the creation of
                                                     new classes of preferred
                                                     stock with unspecified
                                                     voting, conversion,
                                                     dividend distribution, and
                                                     other rights.

The following factors should be considered:

          1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals
                                                     seeking preemptive rights.

The following factors should be considered:

          1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

          2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

STOCK SPLITS
The corporation requests authorization for a stock split.

VOTE RECOMMENDATION
                                                     Vote FOR management
                                                     proposal to authorize stock
                                                     splits unless the split
                                                     will result in an increase
                                                     of authorized but unissued
                                                     shares of more than 100%
                                                     after giving effect to the
                                                     shares needed for the
                                                     split.

REVERSE STOCK SPLITS

VOTE RECOMMENDATION
                                                     Vote FOR management
                                                     proposal to authorize
                                                     reverse stock split unless
                                                     the reverse stock split
                                                     results in an increase of
                                                     authorized but unissued
                                                     shares of more than 100%
                                                     after giving effect to the
                                                     shares needed for the
                                                     reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION
                                               Vote FOR management proposals to
                                               reduce the par value of common
                                               stock.

The following factors should be considered:

          1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

          2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION
                                              It is our policy to vote CASE-BY-
                                              CASE on debt restructuring

The following factors should be considered:

          1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

          2. Change in Control - Will the transaction result in a change of control of the company?

          3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION
                                               Vote on a CASE-BY-CASE basis for
                                               director compensation.

The following factors should be considered:

          1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION
                                               Vote on a CASE-BY-CASE basis


The following factors should be considered:

          1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION
                                                     Vote FOR proposals to adopt
                                                     share-based compensation
                                                     plans when the following
                                                     items are involved:

          1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

          2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

          3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                                     Vote AGAINST proposals
                                                     adopting share based
                                                     compensation plans when the
                                                     following items are
                                                     involved:

          1.   Re-load options (new options issued for any exercised).

          2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.

VOTE RECOMMENDATION
                                         It is our policy to vote FOR
                                         proposals to expense options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION
                                           Vote FOR proposals which seek to
                                           limit additional compensation
                                           payments.

                                           Vote FOR shareholder
                                           proposals to have golden
                                           parachutes submitted for
                                           shareholder ratification.


The following factors should be considered:

          1. The stability of management may be affected by an attempted acquisition of the corporation.

          2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:

VOTE RECOMMENDATION
                                                     We are FOR this proposal,
                                                     which essentially bans
                                                     golden parachutes, because
                                                     we feel management's
                                                     compensation should be
                                                     solely based on real-time
                                                     contributions to the
                                                     corporation while they are
                                                     serving it. Deferred
                                                     current compensation is
                                                     viewed differently than
                                                     future, contingent
                                                     compensation for current
                                                     services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS
                                                     Vote AGAINST proposals
                                                     establishing outside
                                                     directors' retirement
                                                     compensation. Vote FOR
                                                     proposals that revoke
                                                     outside directors'
                                                     retirement compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals
                                                     which request the board to
                                                     seek shareholder approval
                                                     before committing to an
                                                     acquisition.

The following factors should be considered:

     1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

     2.   Conforming to these requirements can be expensive.

     3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

     4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION
                                                     Vote on a CASE-BY-CASE
                                                     basis for these proposals.

The following factors should be considered:

     1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

     2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

     3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

     4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

 CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

     1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Oppenheimer & Co. Inc., an affiliate of the Advisers.

     2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

     3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

     1. Routine proxy proposals are presumed not to involve a material conflict of interest.

     2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

         3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

            a)  Obtain instructions from the client on how to vote.

            b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

            c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, OAM Alternative Investments Group (2) Chief Compliance Officer and (3) Chief Legal Officer.

PROXY MANAGERS

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Oppenheimer & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES


    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S. domestic market. Issues in voting foreign proxies include the following:

     1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

     2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.

     3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

     4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

     1.   Copies of these policies

     2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

     3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

     4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

     5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

-----------------------------------------------------------------------------------------------------------
ADVISOR                              CLIENT                             POLICY
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS                   ADVANTAGE ADVISERS TECHNOLOGY      Alkeon proxy policy, attached
MANAGEMENT, L.L.C.                   PARTNERS, L.L.C.  Alkeon Capital   hereto as Exhibit A, is
                                     Management, L.L.C. ("Alkeon")      applicable.
                                     acts as portfolio manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS STRATIGOS       Alkeon proxy policy is applicable.
                                     FUND, L.L.C.   Alkeon acts as
                                     portfolio manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS XANTHUS FUND,   Alkeon proxy policy is applicable.
                                     L.L.C.   Alkeon acts as portfolio
                                     manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS AUGUSTA FUND,   Eden proxy policy, attached
                                     L.L.C.   Eden Capital Management   hereto as Exhibit B,  is
                                     Partners, L.P. ("Eden") acts as    applicable.
                                     portfolio manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS WYNSTONE FUND,  KBW proxy policy, attached hereto
                                     L.L.C.  KBW Asset Management Inc.  as Exhibit C, is applicable.
                                     ("KBW") acts as portfolio manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS WHISTLER FUND,  This policy is applicable.
                                     L.L.C. is a registered fund of
                                     funds.
-----------------------------------------------------------------------------------------------------------
                                     Mercantile Long-Short Manager      This policy is applicable.
                                     Fund, L.L.C. Advantage Advisers
                                     Management, L.L.C. acts as
                                     subadvisor to this fund.
-----------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS MULTI-MANAGER,    ADVANTAGE ADVISERS CATALYST        Ridgecrest proxy policy, attached
L.L.C.                               INTERNATIONAL, LTD.  Ridgecrest    hereto as Exhibit D, is
                                     Investment Management, LLC         applicable.
                                     ("Ridgecrest") acts as portfolio
                                     manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS TECHNOLOGY      Alkeon  proxy policy is
                                     INTERNATIONAL, LTD.  Alkeon acts   applicable.
                                     as portfolio manager.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS SAWGRASS        This policy is applicable.
                                     INTERNATIONAL, LTD.
-----------------------------------------------------------------------------------------------------------
                                     ADVANTAGE ADVISERS WHISTLER        This policy is applicable.
                                     INTERNATIONAL, LTD. is a fund of
                                     funds.
-----------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS, L.L.C.           ADVANTAGE ADVISERS MULTI-SECTOR    KBW, Alkeon and Kilkenny proxy
                                     FUND I.  KBW, Alkeon and Kilkenny  policies, the latter attached
                                     Capital Management, L.L.C.         hereto as Exhibit F, are
                                     ("Kilkenny")                       applicable.
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS PRIVATE EQUITY    General partner to ADVANTAGE       This policy is applicable.
MANAGEMENT, L.L.C.                   ADVISERS PRIVATE EQUITY PARTNERS,
                                     L.P. ("COPEP")
-----------------------------------------------------------------------------------------------------------
TROON MANAGEMENT, L.L.C.             ADVANTAGE ADVISERS TROON FUND,     MAMC proxy policy is  applicable.
                                     L.L.C. MAMC acts as portfolio
                                     manager.
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CATALYST MANAGEMENT L.P. General Partner and investment     Ridgecrest proxy policy is
                                     adviser to ADVANTAGE ADVISERS      applicable.
                                     CATALYST PARTNERS, L.P.
                                     Ridgecrest acts as portfolio
                                     manager.
-----------------------------------------------------------------------------------------------------------

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

         Morris Mark, the President, Director, Treasurer and Majority Shareholder of Mark Asset Management Corporation ("MAMC"), serves as the Registrant's Portfolio Manager and has been the Portfolio Manager since the Registrant's inception. Mr. Mark founded MAMC in 1987. He also serves as an officer of other related entities engaged in the investment advisory business. Mr. Mark has 35 years experience in the securities and investment business.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Mark managed as of December 31, 2005:

         ------------------------------------------------------------------------------------------------------
                                                                                                Total Assets
                                                                                                 in Accounts
                                                                               No. of Accounts      where
          Name of Portfolio                           Total                     where Advisory   Advisory Fee
             Manager or       Type of             No. of Accounts    Total     Fee is Based on   is Based On
             Team Member      Accounts               Managed         Assets      Performance     Performance
         ------------------------------------------------------------------------------------------------------
         Morris Mark         Registered                 1             $94.2           1             $94.2
                             Investment                              Million                       Million
                             Companies:
         ------------------------------------------------------------------------------------------------------
         Morris Mark         Other Pooled               5            $273.5           5            $273.5
                             Investment                              Million                       Million
                             Vehicles:
         ------------------------------------------------------------------------------------------------------
         Morris Mark         Other Accounts:           18             $31.9           18            $31.9
                                                                     Million                       Million
         ------------------------------------------------------------------------------------------------------

         POTENTIAL CONFLICTS OF INTERESTS

         MAMC and its related persons may recommend to clients the purchase or sale of securities in which MAMC and/or one or more of its related persons has a financial interest or position. For example, MAMC or a related person may recommend to an advisory client that it buy or sell securities of another entity for which MAMC or one of its affiliates acts as an investment adviser. MAMC or a related person may, when it believes it to be in the best interests of its clients, purchase interests in entities for its clients that are managed by affiliates and/or related persons of MAMC and its affiliates. Each advisory client of MAMC or a related person that subscribes for limited partnership or other interests in entities in which MAMC and/or its related persons have some interest are provided with a private placement memorandum and a limited partnership or limited liability company agreement and is required to complete and execute a subscription agreement. Each private placement memorandum discloses, among other things, the conflicts of interest that may arise out of the relationship between the relevant partnership or limited liability company, MAMC and MAMC's affiliates. MAMC and its related persons attempt to resolve any conflict of interest in a manner that they believe is fair to each party involved.

         MAMC and its related persons, and their respective directors, officers, employees and affiliates, may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of advisory clients. As a result of differing trading and investment strategies or constraints, positions may be taken by such entities or persons that are the same, different or made at different times than positions taken for another advisory client.

         MAMC,  Mark  Advisors,  LLC and  Mark  Offshore  Management,  LLC  (the
         "Advisers") have adopted policies and procedures regarding the allocation of initial public offerings ("IPOs") in order to address conflicts of interest that arise from the management of multiple accounts. The Advisers seek to allocate IPOs over the accounts for which they serve as an investment adviser in a manner that is fair and equitable. Certain conflicts of interest may arise with respect to the allocation of IPOs among eligible accounts, including accounts in which affiliates of the Advisers hold an interest and accounts in which Mr. Mark or members of his immediate family hold an interest. The Advisers address such conflicts by allocating IPOs among all eligible accounts on a pro-rata basis, subject to an account having sufficient cash to purchase the IPO, and by reviewing IPO allocations on a periodic basis to ensure that no accounts are given preferential treatment.

         The Advisers have also adopted policies and procedures regarding trade aggregation and trade allocation in order to address conflicts of interest that arise from the management of multiple accounts. In general, investment decisions made by the Advisers for each client (or group of clients with a similar investment objective) are made independently from those of other client accounts and are made with specific reference to the individual needs and objectives of each account (or group of accounts). The Advisers generally seek to combine transaction orders in a specific security for client accounts. Generally, for all eligible accounts participating in a block trade placed with a given broker, the Advisers will aggregate and average out the price of the security and the transaction costs of the orders. The Advisers generally seek to combine transaction orders for both client accounts and Mr. Mark's personal accounts, and average out the prices and transaction costs of these orders. In instances in which transaction orders for both client accounts and Mr. Mark's personal accounts cannot be combined, the Advisers generally seek to execute orders for client accounts prior to orders for Mr. Mark's personal accounts. It is the Advisers' policy that securities of block trades are to be allocated to eligible accounts in a fair and equitable manner. In general, all accounts that participate in a block transaction will participate on a pro rata or other objective basis.

(a)(3)   Compensation  Structure of  Portfolio   Manager(s) or  Management  Team
         Members

         As President and Majority Shareholder of MAMC, Mr. Mark receives a portion of the incentive and management fees paid by the Registrant. He is paid out of the profits of MAMC and does not draw a salary.
(a)(4)   Disclosure of Securities Ownership

         The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2005.

                                                             Dollar ($)
                                                           Range of Fund
                                 Name of Portfolio             Shares
                                    Manager or              Beneficially
                                    Team Member                Owned
                                    -----------                -----


                                    Morris Mark                  $0


(b) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)       Not applicable.

     (b)          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Advantage Advisers Troon Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                          (principal executive officer)

Date              2/27/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date              2/27/06
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Vineet Bhalla
                         -------------------------------------------------------
                            Vineet Bhalla, Chief Financial Officer
                            (principal financial officer)

Date              2/27/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.